CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss)	$ (4,100,000)		$ (21,100,000)	$ (2,200,000)	$ 8,853	$ (1,142)
Adjustments to reconcile net loss to net cash flows provided by operating activities:
Interest earned on investments held in Trust Account					(2,248,591)
Depreciation and amortization			30,600,000	20,500,000
Amortization of debt discount and debt issuance costs			600,000	400,000
Inventory obsolescence			900,000	900,000
Gain on sale of assets			(100,000)
Gain on sale of rental equipment			(4,100,000)	(2,300,000)
Provision for bad debt			2,100,000	800,000
Loss on debt extinguishment		$ 7,600,000	7,600,000
(Repayment) accrual of paid-in-kindinterest			(11,200,000)	2,900,000
Share-based payment			3,100,000
Changes in deferred taxes			(1,500,000)
Changes in:
Accounts receivable			3,200,000	(8,200,000)
Prepaid expenses					(178,037)
Inventories			(80,500,000)	(36,700,000)
Accounts payable					1,561,966
Proceeds from sale of rental equipment			28,700,000	16,100,000
Payable to related party					91,362	800
Prepaid expenses and other assets			(1,200,000)	(1,600,000)
Income taxes payable					309,000
Proceeds from floor plans with manufacturers			176,700,000	127,700,000
Payments under floor plans with manufacturers			(192,000,000)	(133,600,000)
Accounts payable, accrued expenses, customer deposits, and other current liabilities			3,400,000	8,300,000
Leases and other liabilities			700,000	(700,000)
Net cash used in operating activities			(54,100,000)	(7,700,000)	(455,447)	(342)
Cash flows from investing activities:
Proceeds from the sale of assets			100,000
Proceeds deposited in Trust Account					(143,750,000)
Expenditures for rental equipment			(23,300,000)	(14,000,000)
Expenditures for property and equipment			(2,200,000)	(1,200,000)
Expenditures for acquisitions, net of cash acquired			(98,000,000)	(65,700,000)
Net cash used in investing activities			(123,400,000)	(80,900,000)	(143,750,000)
Cash flows from financing activities:
Expenditures for debt issuance costs			(2,700,000)
Proceeds from note payable - related party					19,750	50,000
Extinguishment of floor plans and line of credit			(132,900,000)
Repayment of note payable - related party					(69,750)
Extinguishment of long-term debt			(82,000,000)
Proceeds from sale of Units in Public Offering					143,750,000
Redemption of former shareholder notes payable			(6,700,000)
Proceeds from sale of Units in Private Placement					4,625,000
Extinguishment of warrant liability			(29,600,000)
Payment of underwriting discounts					(2,875,000)
Proceeds from lines of credit			270,700,000	88,600,000
Payment of offering costs					(639,723)
Payments under lines of credit			(152,900,000)	(38,300,000)
Proceeds from floor plans with unaffiliated source			46,000,000	52,500,000
Payments under floor plans with unaffiliated source			(46,700,000)	(27,400,000)
Proceeds from issuance of long-term debt, net			149,400,000	15,200,000
Payments on long-term debt			(2,700,000)	(3,500,000)
Payments on capital lease obligations			(400,000)
Equity proceeds from reverse recapitalization, net			175,700,000
Proceeds from disgorgement of short swing profits			1,600,000
Repurchases of common stock			(2,900,000)
Net cash provided by financing activities			183,900,000	87,100,000	144,810,277	50,000
NET CHANGE IN CASH			6,400,000	(1,500,000)	604,830	49,658
Cash, Beginning of year		$ 654,488	654,488	1,500,000	1,500,000
Cash, End of period	$ 6,400,000		6,400,000		654,488	1,500,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest			$ 20,700,000	6,200,000
Taxes paid					800	800
Previously Reported
Cash flows from financing activities:
Cash, Beginning of year				$ 49,658	$ 49,658
Cash, End of period						$ 49,658